Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 1,894,681	$ 3,516,244
Accounts receivable	548,766	770,352
Inventory, net	2,255,839	1,477,161
Prepaid expenses and other current assets	48,092	174,870
Total current assets	4,747,378	5,938,627
Property and equipment, net	559,380	903,160
Software license inventory	892,500	927,500
Other assets	305,735	103,783
Total assets	6,504,993	7,873,070
Current liabilities:
Accounts payable	1,436,386	1,376,627
Accrued compensation	313,570	210,359
Other accrued liabilities	1,023,035	310,317
Derivative liabilites	3,169,679	3,747,858
Deferred product and service revenues	94,063	106,859
Related party convertible notes payable		4,338,601
Total current liabilities	6,036,733	10,090,621
Other accrued liabilities	789,976	531,830
Note payable, net of unamortized discount of $314,511 and $437,261 at September 30, 2014 and December 31, 2013, respectively	3,974,933	3,852,183
Junior secured notes payable		232,405
Total liabilities	14,432,160	14,707,039
Commitments and contingencies (Notes 5, 6, 7, 8 and 9)
Stockholders' deficit:
Common stock, $0.01 par value; 100,000,000 shares authorized; 58,986,797 shares issued and outstanding at September 30, 2014; and 58,536,972 issued and outstanding, at December 31, 2013	589,867	585,369
Additional paid-in capital	66,845,488	65,333,264
Accumulated deficit	(75,362,522)	(72,752,602)
Total stockholders' deficit	(7,927,167)	(6,833,969)
Total liabilities and stockholders' deficit	6,504,993	7,873,070
Junior Secured Notes Payable 2010 [Member]
Current liabilities:
Junior secured notes payable	288,204	232,405
Junior Secured Notes Payable 2014 [Member]
Current liabilities:
Junior secured notes payable	$ 3,342,314